Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Cash and cash equivalents	63,021	83,921
Cash and cash equivalents	63,021	83,921